INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Deferred Tax Assets And Liabilities
	2021	2020
	$	$
Non-Capital Losses	7,645,500	7,343,728
Capital Losses	29,629	29,629
Property and Equipment	100,490	100,490

	7,775,619	7,473,847

Non-capital Loss Carryforwards
$
2026	313,100
2027	515,300
2028	367,400
2029	1,157,900
2030	307,400
2031	301,400
2032	233,000
2033 to 2040	4,450,000

7,645,500

Income Tax Expense
	2021	2020
		$

Recovery of Income Tax Calculated at the Statutory Rate of 11% (2020 – 11%)	(48,000)	(298,306)
Deferred Tax Assets Not Recognized	64,000	(39,649)
Impact of Change in Substantively Enacted Tax Rates on
Opening Deferred Tax Assets	(2,000)	71,680
Other permanent differences	(110,000)	266,275

Income Tax Expense	-	-